LINE OF CREDIT, SHORT TERM DEBT AND BANK ACCEPTANCE NOTES (Senior Convertible Debt) (Details) (USD $)	6 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Convertible Debt [Member]	Dec. 31, 2011 Convertible Debt [Member]	Feb. 12, 2012 Convertible Debt [Member]	Jan. 12, 2011 Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 19,000,000
Outstanding options to purchase						20,000,000
Exercise price of options						0.50
Debt instrument, maturity date			Feb. 12, 2014
Accrued interest					1,700,000
Long term debt			20,700,000
Interest rate					8.00%
Debt conversion, price per share			$ 0.003743
Debt conversion, shares issued			4,435
Debt conversion, original debt, amount			1,000
Beneficial conversion feature				19,000,000
Convertible debt discount	793,000	410,000		16,900,000
Remaining debt discount				$ 2,100,000